Subsequent Events (Details Narrative) - USD ($)								1 Months Ended			3 Months Ended							9 Months Ended		12 Months Ended
	Oct. 07, 2022	Sep. 09, 2022	Aug. 11, 2022	Apr. 27, 2022	Feb. 03, 2022	Feb. 02, 2022	Jan. 14, 2022	Oct. 28, 2022	Feb. 18, 2022	Jan. 26, 2022	Sep. 30, 2022	Jun. 30, 2022	Apr. 14, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Line of credit facility Description																				Requests are limited to the lesser of $1,000,000 or 500% of the average shares traded for the 10 days prior the Closing Request Date. The purchase price shall be 85% of the two lowest individual daily VWAP during the five (5) trading days immediately prior to the date the Request Notice is delivered (in each case, to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split or other similar transaction that occurs on or after the date of this Agreement). In addition, the Company and Tysadco Partners entered into a Registration Rights Agreement, whereby the Company shall register the securities on a registration statement covering the Offering Amount with the Securities and Exchange Commission (“SEC”) within forty-five days of filing its 10-K for the year ended December 31, 2021. The Company’s Registration Statement on Form S-1 registering 25,000,000 shares in connection with the ELOC was declared effective on July 5, 2022.
Common stock issued to satisfy convertible debt, value														$ 50,000						$ 270,000	$ 571,000
Cash paid for convertible debt, remaining balance																		$ 150,000	$ 95,500
Stock Issued During Period, Shares, Issued for Services		227,273	600,000	227,273	500,000	20,000
Sale of common stock, value											$ 300,000	$ 15,000		$ 300,000	$ 127,340	$ 453,100	$ 160,021			718,113	478,940
Additional common shares purchase, shares											300,000
Service fees											$ 106,853				$ 68,272			$ 398,593	$ 159,538	$ 416,989	$ 535,488
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit facility Description										the Company entered into a two year equity Line of credit (“ELOC”) with an investor to provide up to $5 million. The Company may “put” or “draw down” requests for the investor to purchase shares subject to certain limits. Requests are limited to the lesser of $1,000,000 or 500% of the average shares traded for the 10 days prior the Closing Request Date. The purchase price shall be 85% of the two lowest individual daily VWAP during the five (5) trading days immediately prior to the date the Request Notice is delivered (in each case, to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split or other similar transaction that occurs on or after the date of this Agreement). As of April 12, 2022, 2,520,000 common shares were issued pursuant to this agreement, including 500,000 common shares as the agreed upon commitment fee. The initial purchase in this agreement was for $300,000.
Common stock issued to satisfy convertible debt, value							$ 53,222
Debt converted						$ 150,000	50,000
Interest converted						10,257	$ 3,222
Common stock issued to satisfy convertible debt, shares							575,558
Cash paid for convertible debt, remaining balance						216,348
Prepayment premium retired						$ 56,091
Stock Issued During Period, Shares, Issued for Services					500,000
Additional common shares purchase, shares								577,173
Service fees	$ 12,500
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of common stock, value									$ 300,000
Additional common shares purchase, shares									1,875,000
Subsequent Event [Member] | Common Stock Subscriptions [Member]
Subsequent Event [Line Items]
Additional common shares purchase, shares													23,302,000